UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spruce Private Investors, LLC
Address: One Stamford Plaza
         263 Tresser Boulevard, 15th Floor
         Stamford, CT  06901

13F File Number:  028-14739

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bastone
Title:     Chief Operating Officer
Phone:     203 428-2600

Signature, Place, and Date of Signing:

 /s/  Robert Bastone     Stamford, CT     October 05, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $547,729 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES TR                     BARCLYS 20+ YR   464287432    27892   230892 SH       SOLE                   118768        0   112124
ISHARES TR                     BARCLYS 7-10 YR  464287440    75697   720444 SH       SOLE                   224440        0   496004
JPMORGAN CHASE & CO            ALERIAN ML ETN   46625H365     1964    57683 SH       SOLE                        0        0    57683
POWERSHARES QQQ TRUST          UNIT SER 1       73935a104    86569  1649239 SH       SOLE                   698906        0   950333
SPDR GOLD TRUST                GOLD SHS         78463v107     3520    22272 SH       SOLE                        0        0    22272
SPDR INDEX SHS FDS             S&P INTL ETF     78463x772      303     6811 SH       SOLE                        0        0     6811
SPDR S&P 500 ETF TR            TR UNIT          78462f103    83089   734328 SH       SOLE                   331455        0   402873
SPDR SERIES TRUST              BRCLYS YLD ETF   78464a417   120225  3322057 SH       SOLE                  1671028        0  1651029
SPDR SERIES TRUST              S&P DIVID ETF    78464a763     2343    48262 SH       SOLE                        0        0    48262
UBS AG JERSEY BRH              LNG SHT VIX      902641596     2129    95685 SH       SOLE                    73156        0    22529
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835    99748  1191158 SH       SOLE                   493352        0   697806
VANGUARD INDEX FDS             TOTAL STK MKT    922908769     4279    74127 SH       SOLE                        0        0    74127
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775    36168   934078 SH       SOLE                   456440        0   477638
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     1271    35472 SH       SOLE                        0        0    35472
WISDOMTREE TR                  EM LCL DEBT FD   97717x867      529    10986 SH       SOLE                        0        0    10986
WISDOMTREE TRUST               FUTRE STRAT FD   97717w125     2003    42055 SH       SOLE                    31815        0    10240